U.S. Securities and Exchange Commission

Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

1.  Name and Address of Issuer:

Blankinship Funds, Inc.

1210 South Huntress Court

McLean, VA  22102

2.  The name of each series or class or securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):   [X] (all series)

3.  Investment Company Act File Number:  811-21387

    Securities Act File Number:  333-106627

4(a).  Last day of fiscal year for which this Form is filed:  October 31, 2008

4(b).  [  ] Check box if this Form is being filed late.

5.	Calculation of registration fee:

	(i)	Aggregate sales price of securities sold during the fiscal year pursuant to section 24(f):		$105,712

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$ -0-

	(iii)

Aggregate price of securities redeemed or       repurchased during any prior fiscal year ending no       earlier than October 11, 1995 that were not      previously used to reduce registration fees payable       to the Commission:

			$ -0-

	(iv)	Total available redemption credits:		-$ -0-

	(v)	Net sales-if Item 5(i) is greater than Item 5(iv):		$105,712

	(vi)	Redemption credits available for use in future years:	$ (-0-)

	(vii)	Multiplier for determining registration fee:		x 0.0000393

	(viii)	Registration fee due		$4.15

6.	Prepaid Shares: N/A

7.	Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year:			$0

8.	Total of registration fee due plus any interest due:			$4.15

9.	Date the registration fee was sent to the Commission's lockbox depository: 1/7/08 (CIK number 0001228235. Excess funds were deposited last year in January to cover current year.)
	Method of Delivery: [X] Mail

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

January 12, 2009